SUPPLEMENT TO THE PROSPECTUSES AND
                  STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                         EVERGREEN DOMESTIC GROWTH FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                             EVERGREEN SECTOR FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                           (collectively, the "Funds")

All shares purchased on or after November 1, 2002 will be subject to the following revised Class B disclosures.

         The paragraph describing Class B shares under the section entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is replaced with the following:

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. After eight years, Class B shares automatically convert to Class A shares.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                              Maximum Deferred
Time Held                                                      Sales Charge
Month of Purchase + First 12 Month Period                              5.00%
Month of Purchase + Second 12 Month Period                             4.00%
Month of Purchase + Third 12 Month Period                              3.00%
Month of Purchase + Fourth 12 Month Period                             3.00%
Month of Purchase + Fifth 12 Month Period                              2.00%
Month of Purchase + Sixth 12 Month Period                              1.00%
Thereafter                                                             0.00%
After 8 years                                            Converts to Class A
Dealer Allowance                                                       4.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors.

Under each Fund's "Example of Fund Expenses," the Class B share example numbers assuming no redemption at the end of ten years are revised as follows:

Example of Fund Expenses

        ------------------------------------------ ------------ ----------------------------------------- ------------
        Aggressive Growth Fund                     $2,144       New Jersey Municipal Bond Fund            $1,666
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Asset Allocation Fund                      $1,930       Omega Fund                                $2,197
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Balanced Fund                              $1,831       Pennsylvania Municipal Bond Fund          $1,463
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Blue Chip Fund                             $2,113       Precious Metals Fund                      $2,822
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Capital Growth Fund                        $2,365       Premier 20 Fund                           $2,601
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Connecticut Municipal Bond Fund            $1,810       Select Strategic Growth Fund              $1,886
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Core Bond Fund                             $1,576       Short-Intermediate Municipal Bond Fund    $1,647
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Diversified Bond Fund                      $2,005       Small Cap Value Fund                      $2,479
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Emerging Growth Fund                       $1,919       Special Equity Fund                       $2,407
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Emerging Markets Growth Fund               $3,237       Special Values Fund                       $2,100
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Equity Income Fund                         $2,166       Stock Selector Fund                       $1,962
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Equity Index Fund                          $1,777       Strategic Income Fund                     $2,113
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Evergreen Fund                             $2,376       Strategic Value Fund                      $1,886
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Foundation Fund                            $2,229       Tax Strategic Equity Fund                 $2,611
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Global Leaders Fund                        $2,652       Tax Strategic Foundation Fund             $2,197
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Global Opportunities Fund                  $2,672       Technology Fund                           $3,406
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Growth Fund                                $2,229       U.S. Government Fund                      $1,821
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Growth and Income Fund                     $2,376       U.S. Government Money Market Fund         $1,878
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Health Care Fund                           $2,851       Utility and Telecommunications Fund       $2,187
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Grade Municipal Bond Fund             $1,853       Value Fund                                $1,951
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Income Municipal Bond Fund            $1,842
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        High Yield Bond Fund                       $2,091
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        International Growth Fund                  $2,048
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Large Company Growth Fund                  $1,875
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Masters Fund                               $2,530
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Money Market Fund                          $1,668
        ------------------------------------------ ------------ ----------------------------------------- ------------
        ------------------------------------------ ------------ ----------------------------------------- ------------
        Municipal Bond Fund                        $1,688
        ------------------------------------------ ------------ ----------------------------------------- ------------

         The section of the Funds' SAI entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS" is revised as follows:

EDI pays commissions, also referred to as a Dealer Allowance, to investment firms for sales of Class B shares in the amount of 4.00% of shares sold at the time of purchase.

         In addition, the section of the Fund's SAI entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

Class B Shares

         Class B shares that have been outstanding for eight years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to Evergreen Service Company, LLC (ESC).

November 1, 2002

         All shares purchased on or after January 2, 2003 will be subject to the following revised Class C disclosures. Purchases made prior to January 2, 2003 are subject to the sales charge stated in the prospectus.

         The shareholder fees for Class C shares have been revised in the "Shareholder Fees" table under the section entitled "EXPENSES" of each Fund's prospectus as follows:

Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction
Expenses                     Class C

Maximum sales charge          1.00%
a % of offering price)

Maximum deferred sales        1.00%
Charge (as a % of either
the redemption amount or
initial investment,
whichever is lower)

     Each Fund's "Example of Fund Expenses" for Class C shares is revised to include the new sales charges as follows:

Example of Fund Expenses

----------------------------------- ---------------- ----------------- ----------------------------------------------
                                      Assuming No        Assuming             Both Assuming No Redemption and
                                      Redemption      Redemption At        Assuming Redemption At End of Period
                                                      End of Period
----------------------------------- ---------------- ----------------- ----------------------------------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
FUND                                1 YEAR           1 YEAR            3 YEAR     5 YEAR         10 YEAR
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Adjustable Rate Fund                $246             $346              $554       $884           $1,818
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Aggressive Growth Fund              $302             $402              $724       $1,172         $2,414
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Balanced Fund                       $273             $373              $636       $1,024         $2,110
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Blue Chip Fund                      $313             $413              $757       $1,228         $2,527
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Capital Growth Fund                 $323             $423              $787       $1,278         $2,629
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Connecticut Municipal Bond Fund     $271             $371              $630       $1,014         $2,089
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Core Bond Fund                      $250             $350              $566       $905           $1,862
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Diversified Bond Fund               $289             $389              $685       $1,106         $2,279
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Emerging Growth Fund                $281             $381              $661       $1,065         $2,195
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Emerging Markets Growth Fund        $410             $510              $1,047     $1,709         $3,477
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Equity Income Fund                  $309             $409              $745       $1,207         $2,486
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Equity Index Fund                   $233             $333              $596       $983           $2,067
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Evergreen Fund                      $324             $424              $790       $1,283         $2,639
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Foundation Fund                     $310             $410              $748       $1,213         $2,497
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Global Leaders Fund                 $351             $451              $871       $1,417         $2,907
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Global Opportunities Fund           $353             $453              $877       $1,427         $2,927
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Growth Fund                         $310             $410              $748       $1,213         $2,497
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Growth and Income Fund              $330             $430              $808       $1,313         $2,699
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Health Care Fund                    $370             $470              $930       $1,515         $3,101
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Grade Municipal Bond Fund      $275             $375              $643       $1,034         $2,131
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Income Municipal Bond Fund     $274             $374              $639       $1,029         $2,121
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
High Yield Bond Fund                $297             $397              $709       $1,147         $2,362
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
International Growth Fund           $293             $393              $697       $1,126         $2,321
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Large Company Growth Fund           $277             $377              $649       $1,045         $2,152
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Limited Duration Fund               $239             $339              $533       $848           $1,741
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Masters Fund                        $339             $439              $835       $1,358         $2,789
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Money Market Fund                   $257             $357              $588       $941           $1,938
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Municipal Bond Fund                 $260             $360              $597       $957           $1,970
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
New Jersey Municipal Bond Fund      $258             $358              $591       $947           $1,949
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit California Municipal Bond     $264             $364              $609       $978           $2,013
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit Emerging Markets Bond Fund    $320             $420              $778       $1,263         $2,598
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit National Municipal Bond Fund  $260             $360              $597       $957           $1,970
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Offit New York Municipal Bond Fund  $258             $358              $591       $947           $1,949
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Omega Fund                          $307             $407              $739       $1,197         $2,466
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Pennsylvania Municipal Bond Fund    $240             $340              $536       $853           $1,752
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Precious Metals Fund                $367             $467              $921       $1,501         $3,073
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Premier 20 Fund                     $346             $446              $856       $1,392         $2,858
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Select Strategic Growth Fund        $278             $378              $652       $1,050         $2,163
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Short Intermediate Bond Fund        $258             $358              $593       $951           $1,959
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Short-Intermediate Municipal Bond   $260             $360              $597       $957           $1,970
Fund
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Small Cap Value Fund                $323             $423              $787       $1,278         $2,629
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------

----------------------------------- ---------------- ----------------- ----------------------------------------------
                                      Assuming No        Assuming             Both Assuming No Redemption and
                                      Redemption      Redemption At        Assuming Redemption At End of Period
                                                      End of Period

----------------------------------- ---------------- ----------------- ----------------------------------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
FUND                                1 YEAR           1 YEAR            3 YEAR     5 YEAR         10 YEAR
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Special Equity Fund                 $327             $427              $799       $1,298         $2,669
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Special Values Fund                 $296             $396              $714       $1,158         $2,390
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Stock Selector Fund                 $285             $385              $673       $1,086         $2,237
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Strategic Income Fund               $299             $399              $715       $1,157         $2,383
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Strategic Value Fund                $278             $378              $652       $1,050         $2,163
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Tax Strategic Equity Fund           $347             $447              $859       $1,397         $2,868
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Tax Strategic Foundation Fund       $307             $407              $739       $1,197         $2,466
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Technology Fund                     $428             $528              $1,100     $1,795         $3,641
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
U.S. Government Fund                $272             $372              $633       $1,019         $2,099
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
U.S. Government Money Market Fund   $276             $376              $646        $1,039        $2,142
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Utility and Telecommunications      $306             $406              $736        $1,192        $2,455
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------
Value Fund                          $287             $387              $679       $1,096         $2,258
----------------------------------- ---------------- ----------------- ---------- -------------- --------------------

     The paragraph describing Class C shares under the section entitled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is replaced with the following:

Class C

If you select Class C shares, you may pay a front-end sales charge of 1.00% and your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within one year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.

The front-end sales charge is deducted from your investment before it is invested. The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

                                                                Maximum Deferred
Time Held                                                        Sales Charge
Month of Purchase + First 12 Month Period                            1.00%
Thereafter                                                           0.00%
Dealer Allowance                                                     2.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors.

     In addition, the section of each Fund's SAI entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows:

Class C Shares

         The Fund offers Class C shares at NAV with a front-end sales charge of 1.00%. In addition, the Fund may charge a CDSC on shares you redeem based on the following schedule:

         REDEMPTION TIME                                            CDSC RATE
         Month of purchase and the first 12-month
         period following the month of purchase                       1.00%
         Thereafter                                                   0.00%


January 2, 2003                                                    564829 (1/03)